RESERVES FOR UNPAID LOSS AND LOSS ADJUSTMENT EXPENSES - Schedule of Short-Duration Insurance Contracts, Claims Development (Details) $ in Thousands	Dec. 31, 2025 USD ($) claim	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 571,828
Specialty Long-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	611,921
Cumulative paid claims and claim adjustment expense, net of reinsurance	339,615
All outstanding liabilities prior to 2016, net of reinsurance	4,338
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	276,644
Specialty Short-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	743,198
Cumulative paid claims and claim adjustment expense, net of reinsurance	521,558
All outstanding liabilities prior to 2016, net of reinsurance	1,421
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	223,061
Reinsurance
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	185,259
Cumulative paid claims and claim adjustment expense, net of reinsurance	113,631
All outstanding liabilities prior to 2016, net of reinsurance	495
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	72,123
Accident year 2016 | Specialty Long-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	16,734	$ 16,138	$ 16,099	$ 16,830	$ 17,096	$ 17,299	$ 15,373	$ 17,376	$ 7,868	$ 2,758
Cumulative paid claims and claim adjustment expense, net of reinsurance	15,742	14,465	14,111	13,405	12,074	7,981	7,071	5,119	2,639	792
IBNR liabilities and expected development on reported claims	$ 9
Cumulative number of reported claims | claim	922
Accident year 2016 | Specialty Short-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 65,699	65,306	65,778	65,806	65,498	65,074	63,532	64,789	67,098	55,683
Cumulative paid claims and claim adjustment expense, net of reinsurance	65,389	65,459	65,172	64,914	64,112	62,665	62,054	59,442	44,609	15,751
IBNR liabilities and expected development on reported claims	$ 4
Cumulative number of reported claims | claim	2,197
Accident year 2016 | Reinsurance
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 7,087	7,124	7,209	7,183	7,476	7,594	7,403	7,303	5,891	3,299
Cumulative paid claims and claim adjustment expense, net of reinsurance	7,010	7,009	6,952	6,872	6,804	6,612	6,102	5,223	3,106	359
IBNR liabilities and expected development on reported claims	$ 9
Cumulative number of reported claims | claim	309
Accident year 2017 | Specialty Long-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 25,668	23,869	23,894	25,431	26,826	28,840	27,658	25,186	4,542	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	22,421	20,612	20,324	19,297	18,242	15,967	11,092	4,877	509	0
IBNR liabilities and expected development on reported claims	$ 2,085
Cumulative number of reported claims | claim	1,528
Accident year 2017 | Specialty Short-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 68,902	70,394	71,012	71,516	71,543	71,505	74,425	75,847	52,715	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	67,781	67,667	67,334	67,460	63,029	58,223	50,218	39,217	16,317	0
IBNR liabilities and expected development on reported claims	$ 14
Cumulative number of reported claims | claim	2,540
Accident year 2017 | Reinsurance
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 14,262	14,367	14,704	14,989	15,783	15,150	14,758	15,243	9,563	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	13,631	13,512	13,257	13,156	12,815	12,633	9,375	7,436	2,593	0
IBNR liabilities and expected development on reported claims	$ 63
Cumulative number of reported claims | claim	427
Accident year 2018 | Specialty Long-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 38,446	37,650	43,288	35,191	41,041	45,182	44,766	42,580	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	32,206	31,330	29,334	24,993	20,715	17,326	10,915	2,807	0	0
IBNR liabilities and expected development on reported claims	$ 1,377
Cumulative number of reported claims | claim	2,309
Accident year 2018 | Specialty Short-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 56,233	56,884	58,488	59,144	59,265	52,999	49,054	43,103	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	54,737	54,561	54,285	51,232	51,100	47,573	34,338	17,087	0	0
IBNR liabilities and expected development on reported claims	$ 24
Cumulative number of reported claims | claim	2,366
Accident year 2018 | Reinsurance
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 9,084	9,291	8,901	8,718	9,073	9,225	11,168	10,092	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	8,593	8,097	7,882	7,610	7,365	6,999	5,675	131	0	0
IBNR liabilities and expected development on reported claims	$ 37
Cumulative number of reported claims | claim	453
Accident year 2019 | Specialty Long-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 51,407	50,473	53,582	54,433	50,375	62,689	61,152	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	41,528	39,178	36,508	31,363	22,951	17,503	4,463	0	0	0
IBNR liabilities and expected development on reported claims	$ 1,129
Cumulative number of reported claims | claim	3,841
Accident year 2019 | Specialty Short-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 42,385	42,630	40,646	41,433	41,649	43,406	50,247	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	39,577	36,552	35,043	33,847	30,993	21,029	8,654	0	0	0
IBNR liabilities and expected development on reported claims	$ 28
Cumulative number of reported claims | claim	2,179
Accident year 2019 | Reinsurance
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 11,261	11,024	11,039	11,062	10,936	11,363	14,333	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	10,360	9,995	9,680	9,256	8,532	7,207	2,527	0	0	0
IBNR liabilities and expected development on reported claims	$ 74
Cumulative number of reported claims | claim	520
Accident year 2020 | Specialty Long-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 138,490	114,885	84,893	82,863	90,179	85,084	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	113,478	68,133	52,719	39,541	22,884	4,573	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 14,269
Cumulative number of reported claims | claim	3,346
Accident year 2020 | Specialty Short-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 53,997	55,477	55,102	51,517	50,876	57,745	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	45,210	34,487	29,869	26,771	17,591	6,737	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 115
Cumulative number of reported claims | claim	1,942
Accident year 2020 | Reinsurance
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 11,671	11,125	10,785	11,526	10,900	11,437	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	6,515	6,091	5,240	4,304	3,123	97	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 99
Cumulative number of reported claims | claim	492
Accident year 2021 | Specialty Long-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 62,688	60,519	61,989	78,749	100,084	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	44,860	36,431	24,693	14,775	4,519	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 7,914
Cumulative number of reported claims | claim	2,541
Accident year 2021 | Specialty Short-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 59,328	58,539	60,008	64,493	74,394	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	53,595	50,438	43,704	29,782	10,396	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 43
Cumulative number of reported claims | claim	2,182
Accident year 2021 | Reinsurance
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 19,897	20,297	20,346	19,628	17,788	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	16,880	15,922	13,437	8,154	1,179	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 209
Cumulative number of reported claims | claim	486
Accident year 2022 | Specialty Long-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 55,630	57,737	73,707	83,392	0	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	28,716	21,906	15,322	3,293	0	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 14,217
Cumulative number of reported claims | claim	2,329
Accident year 2022 | Specialty Short-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 92,578	93,054	85,522	100,030	0	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	67,882	55,780	40,185	10,428	0	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 5,765
Cumulative number of reported claims | claim	2,730
Accident year 2022 | Reinsurance
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 13,542	13,264	12,971	16,184	0	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	9,751	8,125	5,316	951	0	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 311
Cumulative number of reported claims | claim	520
Accident year 2023 | Specialty Long-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 61,652	71,805	88,444	0	0	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	21,404	14,592	4,985	0	0	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 32,554
Cumulative number of reported claims | claim	2,720
Accident year 2023 | Specialty Short-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 85,807	85,368	109,997	0	0	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	64,415	37,620	15,517	0	0	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 3,112
Cumulative number of reported claims | claim	2,512
Accident year 2023 | Reinsurance
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 24,783	23,106	29,940	0	0	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	17,091	11,434	5,373	0	0	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 763
Cumulative number of reported claims | claim	457
Accident year 2024 | Specialty Long-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 85,420	90,707	0	0	0	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	13,478	3,837	0	0	0	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 56,485
Cumulative number of reported claims | claim	2,692
Accident year 2024 | Specialty Short-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 88,366	122,588	0	0	0	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	45,335	16,268	0	0	0	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 3,763
Cumulative number of reported claims | claim	2,594
Accident year 2024 | Reinsurance
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 27,769	40,028	0	0	0	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	11,131	1,502	0	0	0	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 4,802
Cumulative number of reported claims | claim	385
Accident year 2025 | Specialty Long-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 75,786	0	0	0	0	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	5,782	0	0	0	0	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 59,874
Cumulative number of reported claims | claim	2,219
Accident year 2025 | Specialty Short-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 129,903	0	0	0	0	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	17,637	0	0	0	0	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 58,750
Cumulative number of reported claims | claim	2,380
Accident year 2025 | Reinsurance
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 45,903	0	0	0	0	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	12,669	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
IBNR liabilities and expected development on reported claims	$ 25,468
Cumulative number of reported claims | claim	255